Retirement benefit plan (Tables)	12 Months Ended
Dec. 31, 2024
Retirement benefit plan
Schedule of amounts recognized in balance sheet from defined benefit plans

The following table sets forth the status of the defined benefit pension plan and the amount that is recognized in the consolidated balance sheets:

	As of
	December 31,
In CHF thousands	2024	2023	2022
Defined benefit obligation	(52,455)	(41,060)	(32,410)
Fair value of plan assets	43,611	35,290	29,197
Total liability	(8,844)	(5,770)	(3,213)

Schedule of amounts recognized in statement of profit and loss from defined benefit plans

The following amounts have been recorded as net pension cost in the consolidated statements of income/(loss):

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Current service cost	1,688	1,453	1,712
Past service cost	—	903	—
Interest cost	680	804	126
Interest income	(574)	(705)	(87)
Net pension cost	1,794	2,455	1,751

Schedule of changes in defined benefit obligations, fair value of plan assets and net defined benefit liability

A. Change in defined benefit obligation

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Defined benefit obligation as of January 1	(41,060)	(32,410)	(33,889)
Current service cost	(1,688)	(1,453)	(1,712)
Past service cost	—	(903)	—
Interest cost	(680)	(804)	(126)
Change in demographic assumptions	(16)	136	29
Change in financial assumptions	(3,846)	(2,908)	8,397
Change in experience assumptions	(1,078)	(57)	(1,726)
Benefits deposited	(2,504)	(1,265)	(2,327)
Employees’ contributions	(1,583)	(1,396)	(1,056)
Defined benefit obligation as of December 31	(52,455)	(41,060)	(32,410)

B.Change in fair value of plan assets

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Fair value of plan assets as of January 1	35,290	29,197	26,791
Interest income	574	705	87
Employees’ contributions	1,583	1,396	1,056
Employer’s contributions	1,804	1,567	1,210
Benefits deposited	2,504	1,265	2,327
Return on plan assets excluding interest income	1,856	1,160	(2,274)
Fair value of plan assets as of December 31	43,611	35,290	29,197

Expected contributions by the employer to be paid to the post-employment benefit plans during the annual period beginning after the end of the reporting period amount to approximately CHF 1.8 million.

C.Change in net defined benefit liability

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Net defined benefit liabilities as of January 1	5,770	3,213	7,098
Net pension cost through statement of income/(loss)	1,794	2,455	1,751
Remeasurement through other comprehensive income/(loss)	3,084	1,669	(4,426)
Employer’s contribution	(1,804)	(1,567)	(1,210)
Net defined benefit liabilities as of December 31	8,844	5,770	3,213

Schedule of amounts recognized in statement of other comprehensive income from defined benefit plans

D.Other comprehensive gains/(losses)

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Effect of changes in demographic assumptions	(16)	136	29
Effect of changes in financial assumptions	(3,846)	(2,908)	8,397
Effect of changes in experience assumptions	(1,078)	(57)	(1,726)
Return on plan assets excluding interest income	1,856	1,160	(2,274)
Total other comprehensive gain/(loss)	(3,084)	(1,669)	4,426

Actuarial assumptions and sensitivity analysis

The actuarial assumptions used for the calculation of the pension cost and the defined benefit obligation of the defined benefit pension plan for the years ended December 31, 2024, 2023 and 2022, respectively, are as follows:

	For the Year Ended
	December 31,
	2024	2023	2022
Discount rate	1.00%	1.50%	2.25%
Rate of future increase in compensations	2.00%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	1.25%	1.50%	2.25%
Mortality and disability rates	BVG 2020 GT (CMI)	BVG 2020 GT (CMI)	BVG 2020-CMI

A quantitative sensitivity analysis for significant assumptions as of December 31, 2024 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	48,532	56,936	53,728	51,262	54,683	50,423	53,865	51,118
Decrease/(increase) from actual defined benefit obligation	3,923	(4,481)	(1,273)	1,193	(2,228)	2,032	(1,410)	1,337

A quantitative sensitivity analysis for significant assumptions as of December 31, 2023 is shown below:

							Interest rate on
	Discount rate		Future salary increase		Future pension cost		savings capital
	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%
Assumptions	increase	decrease	increase	decrease	increase	decrease	increase	decrease

	In CHF thousands
Potential defined benefit obligation	38,132	44,390	41,997	40,205	42,681	39,578	42,158	40,030
Decrease/(increase) from actual defined benefit obligation	2,928	(3,330)	(937)	855	(1,621)	1,482	(1,098)	1,030